Document and Entity Information	Oct. 12, 2016
Prospectus:
Document Type	497
Document Period End Date	Oct. 12, 2016
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Oct. 12, 2016
Document Effective Date	Oct. 12, 2016
Prospectus Date	Dec. 31, 2015
BNY Mellon Government Money Market Fund | Class M Shares
Prospectus:
Trading Symbol	MLMXX
BNY Mellon Government Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MLOXX
BNY Mellon National Municipal Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MNTXX
BNY Mellon National Municipal Money Market Fund | Class M Shares
Prospectus:
Trading Symbol	MOMXX